Interest Expense	12 Months Ended
Dec. 31, 2013
Interest Expense [Abstract]
Interest Expense
(19) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest cost incurred during the year ended December 31, 2013, 2012 and 2011:

	December 31, 2013		December 31, 2012	December 31, 2011
	RMB	US$	RMB	RMB
Interest cost capitalized	2,059	341	11,174	-
Interest cost charged to expense	10,094	1,667	-	10,227
	12,153	2,008	11,174	10,227